Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Details of Accounts Payable of TransUnion Holding and TransUnion Corp.

Accounts payable of TransUnion Holding was as follows:

(in millions)	TransUnion Holding December 31, 2012
Accounts payable	$78.4

TransUnion Corp.

Accounts payable of TransUnion Corp. was as follows:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Accounts payable	$77.5	$75.1